Revenue - Summary of Rewards Earned By Retail Customers are Deducted From Revenue (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
REVENUE	₸ 4,046,074	₸ 2,532,156	₸ 1,913,490
Fee revenue	1,654,238	1,329,350	1,027,545
Interest revenue	1,579,346	1,082,668	833,516
Retail Revenue	850,127	163,134	68,807
Rewards	(55,887)	(54,225)	(39,578)
Other gains/(losses)	₸ 18,250	₸ 11,229	₸ 23,200